Equity - Summary of changes in issued share capital (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares (in shares)	3,904,065	3,900,669	3,896,734
Issue of shares (in shares)	2,935	3,397	3,934
Cancellation of shares (in shares)	(180,461)
Cancellation of shares	€ (2)
Ending balance, ordinary shares (in shares)	3,726,539	3,904,065	3,900,669
Beginning balance, amount	€ 39	€ 39	€ 39
Ending balance, amount	€ 37	€ 39	€ 39
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in eur per share)	€ 0.01